Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2017	2016	2015
Total cost of repurchased shares (in thousands):	$94,640	$102,313	$59,323
Shares repurchased	500,000	780,134	460,765
Weighted average price per share	$189.28	$131.15	$128.75